Prepayments and other assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Insurance	$ 4,500	$ 0
Other Prepaid Expense, Current	1,266	949
Total prepayments and other assets	$ 5,766	$ 949